Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited)	6 Months Ended				12 Months Ended
	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares
Revenues
Total revenues	$ 6,456,465	$ 831,023	$ 6,494,554		$ 11,980,435	$ 1,530,870	$ 12,532,531
Operating expenses
Direct cost of revenues	1,251,901	161,134	1,337,466		2,691,125	343,874	3,102,891
Selling and marketing expenses	173,392	22,318	181,901		321,857	41,127	448,847
General and administrative expenses	2,015,139	259,373	1,640,190		2,469,604	315,569	2,061,879
(Recovery of) provision for credit losses	80,138	10,315	(117,016)		106,946	13,666	266,728
Total operating expenses	3,520,570	453,140	3,042,541		5,589,532	714,236	5,880,345
Income from operations	2,935,895	377,883	3,452,013		6,390,903	816,634	6,652,186
Other income (expenses)
Interest income	59,810	7,698	209,503
Exchange loss	(5,801)	(747)	(198)
Other income	10,742	1,383			351,855	44,960	237,310
Total other income, net	64,751	8,334	209,305		351,855	44,960	237,310
Income before income tax	3,000,646	386,217	3,661,318		6,742,758	861,594	6,889,496
Income tax expense (benefit)
Current	590,885	76,054	891,644		1,414,234	180,712	879,171
Deferred	(12,788)	(1,646)	19,772		65,745	8,401	(17,326)
Total income tax expense	578,097	74,408	911,416		1,479,979	189,113	861,845
Net income	2,422,549	311,809	2,749,902	$ 351,163	5,262,779	672,481	6,027,651	$ 767,862
Foreign currency translation adjustment	(10,743)	19,587	23,026	$ 10,647	(13,634)	7,423	12,562	$ (3,707)
Comprehensive income	$ 2,411,806	$ 331,396	$ 2,772,928		$ 5,249,145	$ 679,904	$ 6,040,213
Weighted average number of ordinary shares
Basic (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Diluted (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.13	$ 0.02	$ 0.14		$ 0.27	$ 0.04	$ 0.31
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.13	$ 0.02	$ 0.14		$ 0.27	$ 0.04	$ 0.31
Accounting and corporate consultancy services
Revenues
Revenues	$ 4,650,000	$ 598,510	$ 4,944,800		$ 9,820,080	$ 1,254,818	$ 9,786,400
Taxation services
Revenues
Revenues	881,000	113,395	865,000		950,000	121,392	1,240,000
Company secretarial services
Revenues
Revenues	$ 925,465	$ 119,118	$ 684,754		$ 1,210,355	$ 154,660	$ 1,506,131